Derivative contracts	6 Months Ended
Dec. 31, 2024
Derivative contracts
Derivative contracts
12.	Derivative contracts

	December 31,			June 30,
	2024			2024
	Initial net	Fair value	Carrying	Initial net	Fair value	Carrying
	investment	changes	amount	investment	changes	amount
	US$	US$	US$	US$	US$	US$

Financial structured product denominated in digital assets	70,029,195	(94,963)	69,934,232	21,075,160	—	21,075,160
Total	70,029,195	(94,963)	69,934,232	21,075,160	—	21,075,160

12.	Derivative contracts (Continued)

The following table sets forth the fair values of derivative contracts by the Group as the end of the financial period/year:

	December 31,	June 30,
	2024	2024
	US$	US$
BTC	43,618,221	12,254,284
ETH	3,098,877	3,984,126
USDS (1)	7,533,455	4,156,217
USDC	181,803	225,222
USDT	15,501,876	455,311
Total	69,934,232	21,075,160
(1)	USDS is a cryptographic blockchain-based digital information unit token issued by the Group and only used in Group’s platform. Each USDS is equivalent to US$1.